Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2010	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Investments in and Advances to Affiliates [Line Items]
Management and accounting fees		$ 1,252	$ 3,399	$ 3,345
Company earned transaction bonuses, In connection with IPO		1,462
General and administrative expenses include charges for services		73
Unsecured promissory note bearing interest		4.65%
Cash capital contribution from its Parent	47,127
Incurred interest expense				1,775
Average balance of the advances due to affiliates				39,124
Hudson Advisors LLC [Member]
Investments in and Advances to Affiliates [Line Items]
Asset management and advisory service charges		1,252	3,129	2,070
LS Management Inc [Member]
Investments in and Advances to Affiliates [Line Items]
Management and accounting fees		0	269	1,275
Wagon [Member]
Investments in and Advances to Affiliates [Line Items]
Company earned transaction bonuses, In connection with IPO		1,462
Expense to the Company and capital contribution		1,462
Contribution used by Company to pay bonus		$ 1,440